LEASE OBLIGATIONS, Future Minimum Lease Payments under Lease Obligations (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Future Minimum Lease Payments [Abstract]
Minimum lease payments	$ 633,903	$ 239,529
Less: Imputed Interest	(70,573)	(26,626)
Total lease obligations	563,330	212,903	$ 202,798
Current portion of lease obligations	(158,409)	(92,736)
Non-current portion of lease obligations	404,921	120,167
Vehicle [Member]
Future Minimum Lease Payments [Abstract]
Short-term lease expense	110,266	58,042
Less than 1 Year [Member]
Future Minimum Lease Payments [Abstract]
Minimum lease payments	166,878	104,745
1-5 Years [Member]
Future Minimum Lease Payments [Abstract]
Minimum lease payments	467,025	134,784
5 + Years [Member]
Future Minimum Lease Payments [Abstract]
Minimum lease payments	$ 0	$ 0